SHARE CAPITAL - Movement of Shares Issued and Outstanding (Details) - shares		1 Months Ended	12 Months Ended
	Jun. 28, 2021	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A redeemable junior preferred shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding beginning balance (in shares)			100,460,280	0	0
Issuances (in shares)			0	100,460,280	0
Conversions (in shares)			0	0
Outstanding ending balance (in shares)			100,460,280	100,460,280	0
Class A exchangeable shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)			9,594,989	10,877,989	0
Issuances (in shares)			1,165,000	0	10,877,989
Conversions (in shares)			4,551,760	(1,283,000)
Outstanding, Ending balance (in shares)			15,311,749	9,594,989	10,877,989
Class A-1 exchangeable shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)			0	0	0
Issuances (in shares)			32,934,574	0	0
Conversions (in shares)			(4,860,797)	0
Outstanding, Ending balance (in shares)			28,073,777	0	0
Class B shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)			24,000	24,000	0
Issuances (in shares)	24,000		0	0	24,000
Conversions (in shares)			0	0
Outstanding, Ending balance (in shares)			24,000	24,000	24,000
Class C shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)			40,934,623	23,544,548	0
Issuances (in shares)	17,000,000	7,000,000	60,741,893	11,270,466	23,544,548
Conversions (in shares)			380,268	6,119,609
Outstanding, Ending balance (in shares)			102,056,784	40,934,623	23,544,548